Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Trade receivables, allowance for doubtful accounts	$ 3,759	$ 4,162
PP&E; Accumulated Depreciation	40,531	37,643
Subscriber Accounts, accumulated depreciation	1,621,242	1,439,164
Dealer network and other intangible assets, accumulated amortization	$ 0	$ 42,806
Par value of shares issued as a consideration (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	1,000	1,000
Common stock, issued shares (in shares)	1,000	1,000
Common stock, outstanding shares (in shares)	1,000	1,000